Impairment loss on investments in associated companies - Seadrill Partners (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Investments, book value	$ 800,000,000		$ 389,000,000
Impairment of investments	0	$ 0	302,000,000	$ 841,000,000
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Impairment of investments			$ 302,000,000
Remaining economic lives of underlying assets			30 years
Seadrill Partners LLC | Subordinated Units and Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Remaining economic lives of underlying assets				30 years
Seadrill Partners LLC | Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Investments, fair value					$ 134,000,000
Investments, book value					382,000,000
Impairment of investments	0	0	$ 248,000,000	$ 723,000,000
Seadrill Partners LLC | Member Interest and Incentive Distribution Rights
Schedule of Equity Method Investments [Line Items]
Investments, fair value					0
Investments, book value					$ 54,000,000
Impairment of investments	0	0	54,000,000	0
Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Impairment of investments	$ 0	$ 0	0	$ 82,000,000
Discount Rate | Seadrill Partners LLC | Subordinated Units and Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Equity method investment, measurement input				0.0975
Term Loan B | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Maximum borrowing capacity			$ 2,600,000,000.0
Minimum | Discount Rate | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Equity method investment, measurement input			0.1125
Maximum | Discount Rate | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Equity method investment, measurement input			0.1225